Events after the reporting period - Additional Information (Details) $ in Thousands, ₩ in Millions		3 Months Ended	12 Months Ended
	Feb. 07, 2024 KRW (₩)	Mar. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)
Statement [Line Items]
Cancellation of treasury shares			₩ 0	$ 0	₩ 0
Kookmin Bank
Statement [Line Items]
Equity linked securities products sold			₩ 4,800,000
Events After Reporting Period
Statement [Line Items]
Cancellation of treasury shares	₩ 320,000
Compensation Provision Recognized [Member] | Kookmin Bank | Compensation For The Loss Of EquityLinked Securities Products [Member]
Statement [Line Items]
New provisions, other provisions		₩ 861,544